                                OPPENHEIMER PORTFOLIO SERIES

                              Supplement dated August 2, 2006
                            to the Prospectus dated May 31, 2006

This supplement  amends the Prospectus dated May 31, 2006, and replaces the supplement dated
July 6, 2006.

1. The "Shareholder Fees" table and the "Annual Portfolio  Operating Expenses" table, in the section  entitled  "Fees and Expenses of the  Portfolio" on page 15, are deleted in their entirety and replaced with the following:

   Shareholder Fees (charges paid directly from your investment):
                                   Class A  Class  Class   Class  Class
                                    Shares  B      C       N      Y
                                            Shares Shares  Shares Shares
   -----------------------------------------------------------------------
   -----------------------------------------------------------------------
   Maximum Sales Charge (Load) on
   purchases (as % of offering      5.75%    None   None    None   None
   price)
   -----------------------------------------------------------------------
   -----------------------------------------------------------------------
   Maximum Deferred Sales Charge
   (Load)                          None(1)  5%(2)   1%(3)  1%(4)   None
   (as % of the lower of the
   original offering price or
   redemption proceeds)

   Annual Portfolio Operating Expenses:
   (% of average daily net assets)
   -----------------------------------------------------------------------
                                   Class A  Class  Class   Class  Class
                                    Shares  B      C       N      Y
                                            Shares Shares  Shares Shares
   -----------------------------------------------------------------------
   -----------------------------------------------------------------------
   Management Fees                  0.00%   0.00%   0.00%  0.00%   0.00%
   -----------------------------------------------------------------------
   -----------------------------------------------------------------------
   Distribution and/or Service      0.24%   0.99%   0.99%  0.49%   0.00%
   (12b-1) Fees
   -----------------------------------------------------------------------
   -----------------------------------------------------------------------
   Other Expenses(5)                0.29%   0.40%   0.37%  0.23%   0.30%
   -----------------------------------------------------------------------
   -----------------------------------------------------------------------
   Portfolio Operating Expenses(6)  0.53%   1.39%   1.36%  0.72%   0.30%
   -----------------------------------------------------------------------
   -----------------------------------------------------------------------
   Underlying Fund Operating        0.66%   0.66%   0.66%  0.66%   0.66%
   Expenses
   -----------------------------------------------------------------------
   -----------------------------------------------------------------------
   Total Annual Portfolio and
   Underlying Fund Operating        1.19%   2.05%   2.02%  1.38%   0.96%
   Expenses(7,8)
   -----------------------------------------------------------------------

   The Annual  Portfolio  Operating  Expenses table  includes the fees directly  incurred by the Portfolio and the  Underlying  Fund  Operating  Expenses  incurred  indirectly by the
   Portfolio  through its  investments  in shares of the Underlying  Funds.  The expenses of the  Underlying  Funds  are  based on an  estimate  of the total  annual  expense  ratio, without  giving  effect to any  waivers or  reimbursements,  of the  Underlying  Funds in which the Portfolio  expects to invest during its current  fiscal year. In addition,  any material  changes to the  Portfolio's  asset  allocation  in the  Underlying  Funds could increase or decrease the Underlying Fund Operating Expense.

   The  "Management  Fees" in the table  above  reflect the fact that there are no such fees paid directly by the Portfolio.
   1.       A contingent  deferred  sales charge may apply to  redemptions of investments of
   $1,000,000 or more  ($500,000 for certain  retirement  plan  accounts) of Class A shares.
   See "How to Buy Shares" for details.
   2.       Applies  to  redemptions  in the  first  year  after  purchase.  The  contingent deferred sales charge declines to 1% in the sixth year and is eliminated after that.
   3.       Applies to shares redeemed within 12 months of purchase.
   4.       Applies  to  shares  redeemed  within 18 months  of a  retirement  plan's  first purchase of Class N shares.
   5.       The transfer  agent has  voluntarily  undertaken  to limit  transfer  agent fees paid  directly  by the  Portfolio  to 0.35% of average net assets per fiscal year for all classes.  This undertaking may be amended or withdrawn at any time.
   6. After the transfer agent waiver and fee waiver  described above the actual  "Portfolio
   Operating  Expenses"  were 0.51% for Class A, 1.34% for Class B, 1.33% for Class C, 0.71%
   for Class N and 0.25% for Class Y.
   7.       The Manager has  voluntarily  undertaken to limit these expenses for all classes of shares so that Total Annual  Portfolio and  Underlying  Fund  Operating  Expenses as a
   percentage  of average  daily net assets  will not exceed  the  following  annual  rates:
   1.25%,  2.00%,  2.00%, 1.50% and 1.00%, for Class A, Class B, Class C, Class N, and Class
   Y,  respectively.  The  Manager  may modify or  terminate  that  undertaking  at any time without notice to shareholders.  Those expense  limitations do not include  Extraordinary
   Expenses  and other  expenses  not  incurred in the  ordinary  course of the  Portfolio's business.  Notwithstanding  the  foregoing  limits,  the Manager is not required to waive or  reimburse  Portfolio  expenses  in excess of  indirect  management  fees  earned from investments in Underlying Funds to assure that expenses do not exceed those limits.
   8. After the  transfer  agent  waiver and fee waiver  described  above the actual  "Total
   Annual  Portfolio and Underlying  Fund Operating  Expenses" were 1.17% for Class A, 2.00%
   for Class B, 1.99% for Class C, 1.37% for Class N and 0.91% for Class Y.

2. The section  entitled  "Examples" on page 17 is deleted in its entirety and replaced with the following:

   EXAMPLES.  The following  examples are intended to help you compare the cost of investing in the Portfolio  with the cost of investing in other mutual funds.  The examples,  which are based on the Total Annual  Portfolio and Underlying Fund Operating  Expenses,  assume that you  invest  $10,000  in a class of shares  of the  Portfolio  for the time  periods indicated and reinvest your dividends and distributions.

   The  first  example  assumes  that  you  redeem  all of your  shares  at the end of those periods.  The second  example  assumes  that you keep your  shares.  Both  examples  also assume that your  investment  has a 5% return  each year and that the  class's  operating expenses remain the same. Your actual costs may be higher or lower because  expenses will vary over time. Based on these expense assumptions your expenses would be as follows:

   If shares are redeemed:  1 Year    3 Years  5 Years  10 Years
   --------------------------------------------------------------
   --------------------------------------------------------------
   Class A Shares           $690      $933     $1,195   $1,943
   --------------------------------------------------------------
   --------------------------------------------------------------
   Class B Shares           $710      $949     $1,314   $1,972
   --------------------------------------------------------------
   --------------------------------------------------------------
   Class C Shares           $307      $640     $1,099   $2,371
   --------------------------------------------------------------
   --------------------------------------------------------------
   Class N Shares           $241      $440     $760     $1,669
   --------------------------------------------------------------
   --------------------------------------------------------------
   Class Y shares           $98       $307     $533     $1,184

   If shares are not        1 Year    3 Years
   redeemed:                                   5 Years  10 Years
   --------------------------------------------------------------
   --------------------------------------------------------------
   Class A Shares           $690      $933     $1,195   $1,943
   --------------------------------------------------------------
   --------------------------------------------------------------
   Class B Shares           $210      $649     $1,114   $1,972
   --------------------------------------------------------------
   --------------------------------------------------------------
   Class C Shares           $207      $640     $1,099   $2,371
   --------------------------------------------------------------
   --------------------------------------------------------------
   Class N Shares           $141      $440     $760     $1,669
   --------------------------------------------------------------
   --------------------------------------------------------------
   Class Y Shares           $98       $307     $533     $1,184

   In the  first  example,  expenses  include  the  Class A  initial  sales  charge  and the applicable  Class  B,  Class C or  Class N  contingent  deferred  sales  charges.  In the second  example,  Class A expenses  include  the sales  charge,  but Class B, Class C and
   Class N expenses do not include contingent deferred sales charges.

3. The section  entitled  "Examples" on page 30 is deleted in its entirety and replaced with the following:

   EXAMPLES.  The following  examples are intended to help you compare the cost of investing in the Portfolio  with the cost of investing in other mutual funds.  The examples,  which are based on the Total Annual  Portfolio and Underlying Fund Operating  Expenses,  assume that you  invest  $10,000  in a class of shares  of the  Portfolio  for the time  periods indicated and reinvest your dividends and distributions.

   The  first  example  assumes  that  you  redeem  all of your  shares  at the end of those periods.  The second  example  assumes  that you keep your  shares.  Both  examples  also assume that your  investment  has a 5% return  each year and that the  class's  operating expenses  remain the same.  Your  actual  costs may be higher or lower  because  expenses will vary  over  time.  Based on these  expense  assumptions  your  expenses  would be as follows:

   If shares are redeemed:   1 Year   3 Years  5 Years  10 Years
   --------------------------------------------------------------
   --------------------------------------------------------------
   Class A Shares             $686      $921    $1,175   $1,900
   --------------------------------------------------------------
   --------------------------------------------------------------
   Class B Shares             $704      $931    $1,283   $1,916
   --------------------------------------------------------------
   --------------------------------------------------------------
   Class C Shares             $296      $606    $1,041   $2,254
   --------------------------------------------------------------
   --------------------------------------------------------------
   Class N Shares             $239      $434     $750    $1,646
   --------------------------------------------------------------
   --------------------------------------------------------------
   Class Y Shares              $98      $307     $533    $1,184

   If shares are not         1 Year   3 Years
   redeemed:                                   5 Years  10 Years
   --------------------------------------------------------------
   --------------------------------------------------------------
   Class A Shares             $686      $921    $1,175   $1,900
   --------------------------------------------------------------
   --------------------------------------------------------------
   Class B Shares             $204      $631    $1,083   $1,916
   --------------------------------------------------------------
   --------------------------------------------------------------
   Class C Shares             $196      $606    $1,041   $2,254
   --------------------------------------------------------------
   --------------------------------------------------------------
   Class N Shares             $139      $434     $750    $1,646
   --------------------------------------------------------------
   --------------------------------------------------------------
   Class Y Shares              $98      $307     $533    $1,184

   In the  first  example,  expenses  include  the  Class A  initial  sales  charge  and the applicable  Class  B,  Class C or  Class N  contingent  deferred  sales  charges.  In the second  example,  Class A expenses  include  the sales  charge,  but Class B, Class C and
   Class N expenses do not include contingent deferred sales charges.

4. The section  entitled  "Examples" on page 40 is deleted in its entirety and replaced with the following:

   EXAMPLES.  The  following  examples  are  intended  to  help  you  compare  the  cost  of investing  in the  Portfolio  with  the cost of  investing  in other  mutual  funds.  The examples,  which are based on the Total Annual  Portfolio and  Underlying  Fund Operating
   Expenses,  assume that you invest  $10,000 in a class of shares of the  Portfolio for the time periods indicated and reinvest your dividends and distributions.

   The  first  example  assumes  that  you  redeem  all of your  shares  at the end of those periods.  The second  example  assumes  that you keep your  shares.  Both  examples  also assume that your  investment  has a 5% return  each year and that the  class's  operating expenses  remain the same.  Your  actual  costs may be higher or lower  because  expenses will vary  over  time.  Based on these  expense  assumptions  your  expenses  would be as follows:

   If shares are redeemed:   1 Year   3 Years  5 Years  10 Years
   --------------------------------------------------------------
   --------------------------------------------------------------
   Class A Shares             $709      $993    $1,297   $2,158
   --------------------------------------------------------------
   --------------------------------------------------------------
   Class B Shares             $728     $1,002   $1,403   $2,173
   --------------------------------------------------------------
   --------------------------------------------------------------
   Class C Shares             $322      $686    $1,177   $2,530
   --------------------------------------------------------------
   --------------------------------------------------------------
   Class N Shares             $252      $471     $814    $1,781
   --------------------------------------------------------------
   --------------------------------------------------------------
   Class Y Shares             $101      $317     $550    $1,219

   If shares are not         1 Year   3 Years  5 Years  10 Years
   redeemed:
   --------------------------------------------------------------
   --------------------------------------------------------------
   Class A Shares             $709      $993    $1,297   $2,158
   --------------------------------------------------------------
   --------------------------------------------------------------
   Class B Shares             $228      $702    $1,203   $2,173
   --------------------------------------------------------------
   --------------------------------------------------------------
   Class C Shares             $222      $686    $1,177   $2,530
   --------------------------------------------------------------
   --------------------------------------------------------------
   Class N Shares             $152      $471     $814    $1,781
   --------------------------------------------------------------
   --------------------------------------------------------------
   Class Y Shares             $101      $317     $550    $1,219

   In the  first  example,  expenses  include  the  Class A  initial  sales  charge  and the applicable  Class  B,  Class C or  Class N  contingent  deferred  sales  charges.  In the second  example,  Class A expenses  include  the sales  charge,  but Class B, Class C and
   Class N expenses do not include contingent deferred sales charges.

5. The  "Shareholder  Fees" table and the "Annual  Portfolio  Operating  Expenses" table and footnotes,  in the section  entitled "Fees and Expenses of the Portfolio" on page 52, are deleted in their entirety and replaced with the following:

   Shareholder Fees (charges paid directly from your investment):
                                   Class   Class  Class   Class  Class
                                   A       B      C       N      Y
                                   Shares  Shares Shares  Shares Shares
   ----------------------------------------------------------------------
   ----------------------------------------------------------------------
   Maximum Sales Charge (Load) on
   purchases (as % of offering      5.75%   None   None    None   None
   price)
   ----------------------------------------------------------------------
   ----------------------------------------------------------------------
   Maximum Deferred Sales Charge
   (Load)                          None(1) 5%(2)   1%(3)  1%(4)   None
   (as % of the lower of the
   original offering price or
   redemption proceeds)

   Annual Portfolio Operating Expenses:
   (% of average daily net assets)
   ----------------------------------------------------------------------
                                   Class   Class  Class   Class  Class
                                   A       B      C       N      Y
                                   Shares  Shares Shares  Shares Shares
   ----------------------------------------------------------------------
   ----------------------------------------------------------------------
   Management Fees                  0.00%  0.00%   0.00%  0.00%   0.00%
   ----------------------------------------------------------------------
   ----------------------------------------------------------------------
   Distribution and/or Service      0.25%  0.99%   0.99%  0.49%   0.00%
   (12b-1) Fees
   ----------------------------------------------------------------------
   ----------------------------------------------------------------------
   Other Expenses(5)                0.21%  0.28%   0.24%  0.14%   0.23%
   ----------------------------------------------------------------------
   ----------------------------------------------------------------------
   Asset Allocation Fee             0.10%  0.10%   0.10%  0.10%   0.10%
   ----------------------------------------------------------------------
   ----------------------------------------------------------------------
   Portfolio Operating Expenses(6)  0.56%  1.37%   1.33%  0.73%   0.33%
   ----------------------------------------------------------------------
   ----------------------------------------------------------------------
   Underlying Fund Operating        0.72%  0.72%   0.72%  0.72%   0.72%
   Expenses
   ----------------------------------------------------------------------
   ----------------------------------------------------------------------
   Total Annual Portfolio and
   Underlying Fund Operating
   Expenses(7,8)                    1.28%  2.09%   2.05%  1.45%   1.05%
   ----------------------------------------------------------------------

   The Annual  Portfolio  Operating  Expenses table  includes the fees directly  incurred by the Portfolio and the  Underlying  Fund  Operating  Expenses  incurred  indirectly by the
   Portfolio  through its  investments  in shares of the Underlying  Funds.  The expenses of the  Underlying  Funds  are  based on an  estimate  of the total  annual  expense  ratio, without  giving  effect to any  waivers or  reimbursements,  of the  Underlying  Funds in which the Portfolio  expects to invest during its current  fiscal year. In addition,  any material  changes to the  Portfolio's  asset  allocation  in the  Underlying  Funds could increase or decrease the Underlying Fund's Operating Expense.

   The  "Management  Fees" in the table  above  reflect the fact that there are no such fees paid directly by the Portfolio.
   1.       A contingent  deferred  sales charge may apply to  redemptions of investments of
   $1,000,000 or more  ($500,000 for certain  retirement  plan  accounts) of Class A shares.
   See "How to Buy Shares" for details.
   2.       Applies  to  redemptions  in the  first  year  after  purchase.  The  contingent deferred sales charge declines to 1% in the sixth year and is eliminated after that.
   3.       Applies to shares redeemed within 12 months of purchase.
   4.       Applies  to  shares  redeemed  within 18 months  of a  retirement  plan's  first purchase of Class N shares.
   5.       The transfer agent has voluntarily  undertaken to limit transfer agent fees paid directly  by the  Portfolio  to 0.35% of  average  net  assets  per  fiscal  year for all classes.  This undertaking may be amended or withdrawn at any time.
   6. After the transfer agent waiver and fee waiver  described above the actual  "Portfolio
   Operating  Expenses"  were 0.55% for Class A, 1.34% for Class B, 1.31% for Class C, 0.72%
   for Class N and 0.21% for Class Y.
   7.       The Manager has  voluntarily  undertaken to limit these expenses for all classes of shares so that Total Annual  Portfolio and  Underlying  Fund  Operating  Expenses as a
   percentage  of average  daily net assets  will not exceed  the  following  annual  rates:
   1.45%,  2.20%,  2.20%, 1.70% and 1.20%, for Class A, Class B, Class C, Class N, and Class
   Y,  respectively.  The  Manager  may modify or  terminate  that  undertaking  at any time without notice to shareholders.  Those expense  limitations do not include  Extraordinary
   Expenses  and other  expenses  not  incurred in the  ordinary  course of the  Portfolio's business.  Notwithstanding  the foregoing limits, the Manager is not required to waive or
   reimburse   Portfolio  expenses  in  excess  of  indirect  management  fees  earned  from investments in Underlying Funds to assure that expenses do not exceed those limits.
   8. After the  transfer  agent  waiver and fee waiver  described  above the actual  "Total
   Annual  Portfolio and Underlying  Fund Operating  Expenses" were 1.27% for Class A, 2.06%
   for Class B, 2.03% for Class C, 1.44% for Class N and 0.93% for Class Y.

6. The section  entitled  "Examples" on page 54 is deleted in its entirety and replaced with the following:

   EXAMPLES.  The following  examples are intended to help you compare the cost of investing in the Portfolio  with the cost of investing in other mutual funds.  The examples,  which are based on the Total Annual  Portfolio and Underlying Fund Operating  Expenses,  assume that you  invest  $10,000  in a class of shares  of the  Portfolio  for the time  periods indicated and reinvest your dividends and distributions.

   The  first  example  assumes  that  you  redeem  all of your  shares  at the end of those periods.  The second  example  assumes  that you keep your  shares.  Both  examples  also assume that your  investment  has a 5% return  each year and that the  class's  operating expenses  remain the same.  Your  actual  costs may be higher or lower  because  expenses will vary  over  time.  Based on these  expense  assumptions  your  expenses  would be as follows:

   If shares are redeemed:   1 Year   3 Years  5 Years  10 Years
   --------------------------------------------------------------
   --------------------------------------------------------------
   Class A Shares             $699      $960    $1,241   $2,041
   --------------------------------------------------------------
   --------------------------------------------------------------
   Class B Shares             $714      $962    $1,335   $2,042
   --------------------------------------------------------------
   --------------------------------------------------------------
   Class C Shares             $310      $649    $1,114   $2,403
   --------------------------------------------------------------
   --------------------------------------------------------------
   Class N Shares             $249      $462     $798    $1,748
   --------------------------------------------------------------
   --------------------------------------------------------------
   Class Y Shares             $108      $336     $582    $1,289

   If shares are not         1 Year   3 Years  5 Years  10 Years
   redeemed:
   --------------------------------------------------------------
   --------------------------------------------------------------
   Class A Shares             $699      $960    $1,241   $2,041
   --------------------------------------------------------------
   --------------------------------------------------------------
   Class B Shares             $214      $662    $1,135   $2,042
   --------------------------------------------------------------
   --------------------------------------------------------------
   Class C Shares             $210      $649    $1,114   $2,403
   --------------------------------------------------------------
   --------------------------------------------------------------
   Class N Shares             $149      $462     $798    $1,748
   --------------------------------------------------------------
   --------------------------------------------------------------
   Class Y Shares             $108      $336     $582    $1,289

   In the  first  example,  expenses  include  the  Class A  initial  sales  charge  and the applicable  Class  B,  Class C or  Class N  contingent  deferred  sales  charges.  In the second  example,  Class A expenses  include  the sales  charge,  but Class B, Class C and
   Class N expenses do not include contingent deferred sales charges.

7. The first  paragraph in the "Advisory Fees" section on page 65 is deleted in its entirety and replaced with the following:

   Advisory Fees. Under the Investment  Advisory  Agreements,  the Manager will not charge a management  fee,  but rather the  Manager  will  collect  indirect  management  fees from investments in the Underlying  Funds.  The estimated  weighted  indirect  management fees collected  from the  Underlying  Funds,  as a percent of average  daily net assets of the
   Portfolio are as follows:

         Conservative Investor Fund:      0.66%
         Moderate Investor Fund:    0.68%
         Aggressive Investor Fund:  0.69%
         Active Allocation Fund:    0.72%

8. The sub-section "By  Telephone," in the section  entitled "How to Get More  Information,"
   on the back cover page, is deleted in its entirety and replaced with the following:

   By Telephone:  Call OppenheimerFunds Services toll-free:
                  1.800.CALL.OPP (225.5677)

August 2, 2006                                              PS0000.021